Statements Of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Statements Of Consolidated Comprehensive Income [Abstract]
Cash flow hedges – derivative value net loss recognized in net income (net of tax expense (benefit)	$ (5)	$ 1
Defined benefit pension plans (net of tax expense)		$ 45